Insurance coverage (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Amount insured (US$) | $		$ 34,511,000
Amount insured (R$) | R$	R$ 133,723,000
Brazil
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Maturity	April 10, 2020	April 10, 2020
Maximum indemnity limit (US$) | $		$ 3,375,000
Maximum indemnity limit (R$) | R$	R$ 13,077,000
Amount insured (US$) | $		$ 26,406,000
Amount insured (R$) | R$	R$ 102,318,000
United States and Germany
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Maturity	April 10, 2020	April 10, 2020
Maximum indemnity limit (US$) | $		$ 500,000
Maximum indemnity limit (R$) | R$	R$ 1,937,000
Amount insured (US$) | $		$ 2,037,000
Amount insured (R$) | R$	R$ 7,893,000
Mexico
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Maturity	April 10, 2020	April 10, 2020
Maximum indemnity limit (US$) | $		$ 2,936,000
Maximum indemnity limit (R$) | R$	R$ 11,376,000
Amount insured (US$) | $		$ 6,068,000
Amount insured (R$) | R$	R$ 23,512,000